Financial Instruments Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value
The carrying and fair valu
e
s of financial instruments that are not reported at fair value in the condensed consolidated interim financial statements were as follows for the current and comparative periods:

(€‘000)	As at June 30, 2022	As at December 31, 2021

Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	—	2 209
Other non-current assets	222	262
Trade receivables and other current assets	757	668
Short-term investments	—	—
Cash and cash equivalents	14 385	30 018

Total	15 364	33 157

(€‘000)	As at June 30, 2022	As at December 31, 2021

Financial Liabilities (‘Amortized cost’ category) within:
Bank loans	—	—
Lease liabilities	2 164	2 632
RCAs liability	6 640	6 213
Trade payables	6 008	6 611

Total	14 812	15 456

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities at December 31, 2021	—	—	14 679	14 679

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	13 551	13 551

Total Liabilities at June 30, 2022	—	—	13 551	13 551

The change in the balance is detailed as follows:

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2022	2021
Opening balance Contingent consideration at 1 January	14 679	15 526
Milestone payment	—	—
Fair value adjustment	(1 128)	(847)
Closing balance Contingent consideration at 30 June	13 551	14 679

Total - Contingent consideration and Other financial liabilities	13 551	14 679

Sensitivity Analysis Performed on Main Assumptions
Management

estimated the PoS based on Clinical Development Success Rates observed by independent business
intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

o	Probabilities of Success as of June 30, 2022:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

o	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%